INCOME TAX (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Provision for income taxes
Total provision for income taxes	$ (53.7)	RUB (3,917)		RUB (5,455)	RUB (3,239)
Components of net income before income taxes
Income /(loss) before income taxes	186.5	13,596		22,475	16,713
Statutory Russian income tax rate reconciled to the company's effective income tax rate
Expected provision at Russian statutory income tax rate of 20%	37.3	2,719		4,495	3,343
Effect of:
Tax on dividends	5.8	423		466	14
Non-deductible share-based compensation	7.2	522		229	146
Other expenses not deductible for tax purposes	3.5	252		97	83
Difference in foreign tax rates	(2.5)	(185)		(160)	(68)
Participation exemption on sale of equity investments					(393)
Other	(0.8)	(49)		78	(33)
Change in valuation allowance	3.2	235		250	147
Provision for income taxes	53.7	3,917		5,455	3,239
Movements in the valuation allowance
Balance at the beginning of the period	(5.7)	(414)		(147)
Charges to expenses	(3.2)	(235)		(250)	(147)
Foreign currency translation adjustment	(2.6)	(188)		(17)
Balance at the end of the period	(11.5)	(837)	$ (5.7)	(414)	(147)
Unrecognized income tax benefits
Unrecognized income tax benefits, if recognized, would affect the effective tax rate						$ 0.5	RUB 37
Benefit as a result of recording interest and penalties as a part of provision of income tax		3		(30)	1
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	1.3	97		25	25
Increases/(decreases) related to prior years tax positions	(0.1)	(13)		69	(3)
Increases related to current year tax positions	0.1	10		2	2
Settlements	(0.8)	(57)
Foreign currency translation adjustment				1	1
Balance at the end of the period	0.5	37	1.3	97	25
Deferred tax asset
Accrued expenses						11.4	834	RUB 585
Net operating loss carryforward						13.3	967	457
Intangible assets						6.4	465	216
Other						0.3	23	48
Valuation allowance	(5.7)	(414)	$ (5.7)	(147)	RUB (147)	(11.5)	(837)	(414)
Total deferred tax asset						19.9	1,452	892
Deferred tax liability
Convertible debt discount						(10.7)	(783)	(1,023)
Property and equipment						(6.1)	(441)	(252)
Intangible assets						(6.6)	(483)	(490)
Unremitted earnings						(12.3)	(894)	(475)
Other						(2.4)	(177)	(60)
Total deferred tax liability						(38.1)	(2,778)	(2,300)
Net deferred tax liability						(18.2)	(1,326)	(1,408)
Net deferred tax assets, non-current						3.1	226	56
Net deferred tax liabilities, non-current						$ (21.3)	RUB (1,552)	RUB (1,464)
Other accrued liabilities, non-current
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period		62
Balance at the end of the period	0.1	10		62
Accounts payable and accrued liabilities
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period		69
Balance at the end of the period	$ 0.6	RUB 42		RUB 69
Russia
INCOME TAX
Dividend withholding tax (as a percent)	5.00%	5.00%
Netherlands
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current provision for income tax	$ (53.7)	RUB (3,912)		RUB (5,045)	RUB (3,325)
Deferred income tax benefit/(expense)	(4.1)	(297)		(256)	175
Components of net income before income taxes
Income /(loss) before income taxes	250.2	18,232		23,393	15,716
Other
Provision for income taxes
Current provision for income tax	(2.6)	(193)		(295)	(111)
Deferred income tax benefit/(expense)	6.7	485		141	22
Components of net income before income taxes
Income /(loss) before income taxes	$ (63.7)	RUB (4,636)		RUB (918)	RUB 997
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%	20.00%